Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/10/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-5

5. Collateral Summary	Collection Period, Begin:	12/1/2013

	Collection Period, End:	12/31/2013

6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2014

7. Credit Instruments	Distribution Date:	1/15/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1		173,510,000.00	0.00	0.31469	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005RAA9	212,000,000.00	0.00	0.80	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005RAB7	338,000,000.00	0.00	1.11	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005RAC5	200,000,000.00	143,438,030.28	1.75	12,660,549.57	209,180.46	12,869,730.03	0.00	0.00	130,777,480.71
B	02005RAD3	26,750,000.00	26,750,000.00	2.45	0.00	54,614.58	54,614.58	0.00	0.00	26,750,000.00
C	02005RAE1	27,730,000.00	27,730,000.00	2.90	0.00	67,014.17	67,014.17	0.00	0.00	27,730,000.00
Deal Totals		977,990,000.00	197,918,030.28		12,660,549.57	330,809.21	12,991,358.78	0.00	0.00	185,257,480.71

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	717.19015140	63.30274785	1.04590230	64.34865015	0.00000000	653.88740355
B	1,000.00000000	0.00000000	2.04166654	2.04166654	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666679	2.41666679	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Beginning Aggregate Note Pool Factor:	202.37224336
Ending Aggregate Note Pool Factor:	189.42676378

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31469	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.80	0.00	0.00	0.00	0.00
A-3	30/360	0.00	1.11	0.00	0.00	0.00	0.00
A-4	30/360	143,438,030.28	1.75	209,180.46	209,180.46	0.00	0.00
Class A Totals		143,438,030.28		209,180.46	209,180.46	0.00	0.00

B	30/360	26,750,000.00	2.45	54,614.58	54,614.58	0.00	0.00
C	30/360	27,730,000.00	2.90	67,014.17	67,014.17	0.00	0.00
Deal Totals		197,918,030.28		330,809.21	330,809.21	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

4. Collections and Distributions

Collections
Receipts During the Period	13,702,164.76
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	123,273.82
Other Fees or Expenses Paid	0.00
Total Collections	13,825,438.58

Beginning Reserve Account Balance	9,903,757.42
Total Available Amount	23,729,196.00

Distributions
Total Available Amount	23,729,196.00
Basic Servicing Fee	188,961.77
Aggregate Class A Interest Distributable Amount	209,180.46
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	54,614.58
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,014.17
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	9,903,757.42
Noteholders' Regular Principal Distributable Amount	12,660,549.57
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	645,118.03

Other Fees or Expenses Accrued	0.00
Liquidation Expenses	2,083.91

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	39,600	18,804	18,395
Deal Totals	Aggregate Receivables Principal Balance	990,375,742.09	220,201,484.48	207,540,934.91
	Aggregate Amount Financed	1,049,503,152.93	226,754,124.60	213,489,579.38

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.78000000	3.65404133	3.67125543	63.70	65.08	65.09	62.09	27.84	26.91

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.53%	1.37%	1.40%	1.11%	1.34%	1.08%	1.13%	1.11%	1.03%	1.27%	1.23%	1.09%	1.09%	1.07%	1.17%	1.09%	1.35%	1.30%	1.36%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.35%	1.51%	1.20%	1.44%	1.25%	1.31%	1.38%	1.30%	1.28%	1.36%	1.38%	1.18%	1.39%	1.42%	1.32%	1.24%	1.04%	1.21%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	220,121,851.99	94,657.08	0.5160%	18,395	34	0.1848%
Preceding	232,950,629.03	75,678.17	0.3898%	18,804	31	0.1649%
Next Preceding	246,197,544.43	22,353.88	0.1090%	19,167	30	0.1565%
Three Month Average			0.3383%			0.1687%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,049,503,152.93	2,945,499.86	0.2807%	31 - 60 days	148	2,340,135.43
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	27	472,778.83
with the prospectus for Ally Auto Receivables Trust 2010-5 related to delinquencies,				> 90 days	7	131,745.55
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	198	2,554,709.91
				Current Period	7	97,718.16
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	5	6,144.84
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	200	2,646,283.23
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	9,903,757.42	9,903,757.42	0.00	0.00	0.00	9,903,757.42	9,903,757.42

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	12,385,742.09
Current Overcollateralization	22,283,454.20
Overcollateralization Target	22,283,454.20

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-5 will perform in the future.